UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  028-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

 /s/     Beth Peters     Brentwood, TN     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $86,868 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724f101      989    35000 SH       SOLE                        0        0    35000
ALLOT COMMUNICATIONS LTD       SHS              m0854q105      486    32000 SH       SOLE                        0        0    32000
APPLE INC                      COM              037833100     7493    18500 SH       SOLE                        0        0    18500
AUTOZONE INC                   COM              053332102     1332     4100 SH       SOLE                        0        0     4100
BAIDU INC                      SPON ADR REP A   056752108     2516    21600 SH       SOLE                        0        0    21600
CABOT OIL & GAS CORP           COM              127097103      987    13000 SH       SOLE                        0        0    13000
CAPITAL ONE FINL CORP          COM              14040h105      973    23000 SH       SOLE                        0        0    23000
CF INDS HLDGS INC              COM              125269100     1015     7000 SH       SOLE                        0        0     7000
CHART INDS INC                 COM PAR $0.01    16115q308      968    17900 SH       SOLE                        0        0    17900
CHENIERE ENERGY INC            COM NEW          16411r208     3721   428200 SH       SOLE                        0        0   428200
CORNERSTONE ONDEMAND INC       COM              21925y103     1021    56000 SH       SOLE                        0        0    56000
DECKERS OUTDOOR CORP           COM              243537107     4527    59900 SH       SOLE                        0        0    59900
F5 NETWORKS INC                COM              315616102      998     9400 SH       SOLE                        0        0     9400
FAIR ISAAC CORP                COM              303250104      968    27000 SH       SOLE                        0        0    27000
FEI CO                         COM              30241l109      979    24000 SH       SOLE                        0        0    24000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415v109     2007   103000 SH       SOLE                        0        0   103000
FOSSIL INC                     COM              349882100      952    12000 SH       SOLE                        0        0    12000
GOLAR LNG LTD BERMUDA          SHS              g9456a100     1956    44000 SH       SOLE                        0        0    44000
GOOGLE INC                     CL A             38259p508     2002     3100 SH       SOLE                        0        0     3100
INTERNATIONAL BUSINESS MACHS   COM              459200101      993     5400 SH       SOLE                        0        0     5400
INTUITIVE SURGICAL INC         COM NEW          46120e602      741     1600 SH       SOLE                        0        0     1600
LINKEDIN CORP                  COM CL A         53578a108     1512    24000 SH       SOLE                        0        0    24000
MASTERCARD INC                 CL A             57636q104     1305     3500 SH       SOLE                        0        0     3500
NETSUITE INC                   COM              64118q107      730    18000 SH       SOLE                        0        0    18000
NORDSTROM INC                  COM              655664100      994    20000 SH       SOLE                        0        0    20000
POLARIS INDS INC               COM              731068102      952    17000 SH       SOLE                        0        0    17000
PRECISION CASTPARTS CORP       COM              740189105     2175    13200 SH       SOLE                        0        0    13200
PRICESMART INC                 COM              741511109      974    14000 SH       SOLE                        0        0    14000
QUALCOMM INC                   COM              747525103      985    18000 SH       SOLE                        0        0    18000
SPDR S&P 500 ETF TR            TR UNIT          78462f103     3138    25000 SH       SOLE                        0        0    25000
SPDR S&P 500 ETF TR            TR UNIT          78462f103    34513   275000 SH  CALL SOLE                        0        0   275000
SPREADTRUM COMMUNICATIONS IN   ADR              849415203      501    24000 SH       SOLE                        0        0    24000
TARGET CORP                    COM              87612e106      973    19000 SH       SOLE                        0        0    19000
WYNDHAM WORLDWIDE CORP         COM              98310w108      492    13000 SH       SOLE                        0        0    13000